Long Term Debt (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Other Long-term Debt	$ 3,107,739	$ 3,298,332
Less: current portion	194,247	260,741
Total	2,913,492	3,037,591
Other
Other Long-term Debt	85,000	90,000
Capitalized lease obligations
Other Long-term Debt	190,826	307,255
City of Pittsburg Redevelopment Agency
Other Long-term Debt	233,527	257,639
Notes Payable 580 Garcia Properties
Other Long-term Debt	$ 2,598,386	$ 2,643,438